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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                                 Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through December 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Fund
--------------------------------------------------------------------------------
Annual Report | December 31, 2009
--------------------------------------------------------------------------------


Ticker Symbols:

Class A   PIODX
Class B   PBODX
Class C   PCODX
Class R   PIORX
Class Y   PYODX
Class Z   PIOZX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          28

Notes to Financial Statements                                                 38

Report of Independent Registered Public Accounting Firm                       48

Approval of Investment Advisory Agreement                                     49

Trustees, Officers and Service Providers                                      53


                                   Pioneer Fund | Annual Report | 12/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Fund | Annual Report | 12/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                                   Pioneer Fund | Annual Report | 12/31/09     3

Portfolio Management Discussion | 12/31/09

In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment during the 12-month period ended December 31, 2009, and the Fund's performance. Mr. Carey is responsible for the day-to-day management of Pioneer Fund.

Q  How did the Fund perform over the 12 months ended December 31, 2009?

A Pioneer Fund's Class A shares returned 24.24% at net asset value over the 12 months ended December 31, 2009, while the Fund's benchmark, the Standard and Poor's 500 Index (the S&P 500), returned 26.47%. Over the same period, the average return of the 906 funds in Lipper's Large Cap Core category was 27.14%.

Q After a sluggish start, the Fund ended up with a solid return for the 12 months ended December 31, 2009. Can you explain some of the market-related or other reasons for the Fund's performance over the past year?

A Truly, the market has been a roller coaster over, in fact, the past two years. And in the market, just as on a roller coaster, you must remember to stay buckled up, hold on tight, close your eyes if necessary, and, in general, do your best not to panic! Not that it has been a painless experience by any means. At its year-end 2009 close of 1115, the S&P 500 still stood some 29% below its intra-day peak of 1576 on October 11, 2007; to get back to 1576 from 1115 requires a gain of 39%. There is of course no guarantee whatsoever that the market will recover that ground any time soon, and there are still, as a result, many investors who are nursing losses and feeling, even, rather abused as they contemplate the still-gaping holes in their retirement and other long-term investment portfolios. Nonetheless, the extreme market volatility that we saw in late 2008 and early 2009 appears to be behind us, and the mood at least of some investors has noticeably brightened. Certainly the market's "bears" have had a much rougher time over the past several quarters, as "shorting" stocks in a rising market can be a singularly unprofitable strategy!

   For Pioneer Fund, relative performance versus its Lipper peers and the S&P 500 benchmark improved as the 12-month period progressed. With our perennial focus on companies we regard as stable and financially secure, we found ourselves left out, to an extent, of the big rally in the stocks (and bonds) of more leveraged and economically-sensitive companies that began in March 2009. We had been especially cautious about the securities of the


4     Pioneer Fund | Annual Report | 12/31/09
   companies that seemed only to be surviving by virtue of government support. That had led to the Fund being quite underweighted in the financials sector, especially in some of the major names there. Of course what transpired was an enormous recovery in precisely those stocks that had been most depressed, particularly some of those big financials! Eventually, though, investors began looking across a broader spectrum of stocks and noticed that there were some potential bargains elsewhere as well, including in the "higher-quality" areas that we tend to prefer. Additionally, though, we did place some Fund assets ourselves in those recovering stocks in which we had developed confidence with respect to the investment thesis.

Q Which holdings or sector allocations had the greatest positive and negative effects on performance relative to the benchmark S&P 500 Index in the second half of the Fund's fiscal year ended December 31, 2009?

A After lagging its benchmark in the first half, the Fund performed approximately in line with, if slightly below, the benchmark in the second half of the fiscal year (six-month returns through December 31, 2009 were 22.34% for the Fund's Class A shares at net asset value, and 22.57% for the S&P 500). Positive contribution from sector allocations was offset by weak stock selection in several sectors. The biggest detractors were the Fund's positionings in information technology and health care. In technology, the Fund was both underweight the very strong sector and largely not invested in several of the real high-flyers there, which we had avoided because of valuation concerns. Typically, with our somewhat contrarian approach, we shy away from stocks where the "consensus" on Wall Street is overwhelmingly positive and the forecasts are for nothing but growth as far out as one can see. In our experience, those "stories" have, in time, either unraveled or proven not to be so exceptional after all. With respect to health care, the Fund emphasized pharmaceuticals and medical equipment and supplies, when the real "action" was in some of the health care providers and services. Some among the latter stocks rallied after it became probable that Washington would not impose a draconian new health care regime that would totally crowd out the private health care industry.

Q What changes did you make to the Fund during the second half of its fiscal year ended December 31, 2009, and how was it positioned going into 2010?

A Consistent with our renewed confidence in the economy, we continued on the course we set in the first half of the fiscal year of building up again the number of holdings in the Fund, towards the upper end of the band in which we generally operate. Thus, during the second half of the fiscal year, we added ten positions to the Fund and eliminated only two. CONSOL Energy, a coal producer, and Hess, a global, integrated oil-and-natural-gas


                                   Pioneer Fund | Annual Report | 12/31/09     5
   company, broadened the Fund's exposure to energy. CSX, a large freight-hauling railroad in the eastern United States, and General
   Electric, a major player in several industrial categories as well as a large financial concern, diversified the Fund's investment in industrials. Bank of America, a nationwide banking enterprise, and Northern Trust, a specialist in investment services and management, increased the Fund's financial-services weighting. In information technology, we added four stocks: Motorola, potential turnaround candidate in mobile communications; Research In Motion, provider of the ever-popular Blackberry; Qualcomm, a leading participant in digital wireless technology; and Analog Devices, a key producer of signal processors. While some technology stocks have risen to very high prices indeed, we felt that in the cases of the stocks we chose there was further potential for appreciation.

   Fund positions eliminated were Windstream and Walt Disney. In both cases, we felt that other stocks we wished to buy presented better longer-term opportunities.

   Going into 2010, the Fund remained underweight in information technology: though we added to holdings there in 2009, the overall sector kept growing in market value. The Fund also was still underweight the financials sector, though not by nearly so much as in early 2009. We kept the Fund overweight in materials, industrials, consumer discretionary, and consumer staples, all areas with numerous companies that we believe are poised to make good money in a recovering economy.

Q With an apparent global economic recovery underway, but with unemployment and government debt levels still quite high, particularly in developed markets, including the U.S., what is your outlook for our U.S. economy in the months ahead?

A We are generally constructive in our economic outlook, believing that the momentum of recovery will more than offset whatever adverse effects may result from policy changes and spending programs coming out of Washington. While we share the concern over the deficit, we note that it should begin diminishing as a percentage of GDP during the next year or two. We would also note that, these days, an investment in U.S. stocks is not just a bet on the U.S. economy, thou gh we do still like that bet, too. Instead, because of the growing contribution of overseas sales and earnings to U.S. corporate results, one must think more broadly and take into account all of the potential opportunities for U.S. companies throughout the world. From that point of view, we think that many of the Fund's holdings are very attractively positioned indeed, with strong businesses in such growing countries and areas as India, East Asia, and Latin America.

   At the end of the day, we look at individual companies and their individual prospects. We do not start with a "theme," an economic "macroview," or


6     Pioneer Fund | Annual Report | 12/31/09
   opinion about a sector. Instead, we turn over companies one by one and consider the unique prospects each of them has to develop over time and become a good investment vehicle for our Fund. There are always things about which one can worry. It is our goal to look through as much of the confusion about current events as we can and see each company on its own terms, and every stock for its particular potential.

   Thank you for your continued support.

Please refer to the Schedule of Investments on pages 18-27 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                                   Pioneer Fund | Annual Report | 12/31/09     7

Portfolio Summary | 12/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          88.8%
Depositary Receipts for International Stocks                                 4.4%
Temporary Cash Investments                                                   4.2%
International Common Stocks                                                  2.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                                                 15.1%
Consumer Staples                                                            14.6%
Information Technology                                                      14.2%
Health Care                                                                 12.5%
Consumer Discretionary                                                      11.9%
Financials                                                                  11.6%
Energy                                                                      10.1%
Materials                                                                    7.5%
Utilities                                                                    1.9%
Telecommunication Services                                                   0.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. Chevron Corp.                                                          2.83%
--------------------------------------------------------------------------------
  2. Norfolk Southern Corp.                                                 2.50
--------------------------------------------------------------------------------
  3. John Wiley & Sons, Inc.                                                2.44
--------------------------------------------------------------------------------
  4. Hewlett-Packard Co.                                                    2.34
--------------------------------------------------------------------------------
  5. Rio Tinto Plc                                                          2.23
--------------------------------------------------------------------------------
  6. Becton, Dickinson & Co.                                                2.02
--------------------------------------------------------------------------------
  7. Apache Corp.                                                           1.94
--------------------------------------------------------------------------------
  8. Chubb Corp.                                                            1.93
--------------------------------------------------------------------------------
  9. Colgate-Palmolive Co.                                                  1.87
--------------------------------------------------------------------------------
 10. Target Corp.                                                           1.84
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Fund | Annual Report | 12/31/09

Prices and Distributions | 12/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                     12/31/09                   12/31/08
--------------------------------------------------------------------------------
       A                       $35.72                    $29.13
--------------------------------------------------------------------------------
       B                       $34.82                    $28.43
--------------------------------------------------------------------------------
       C                       $34.26                    $27.96
--------------------------------------------------------------------------------
       R                       $35.76                    $29.17
--------------------------------------------------------------------------------
       Y                       $35.84                    $29.22
--------------------------------------------------------------------------------
       Z                       $35.80                    $29.20
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-12/31/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               Net Investment      Short-Term       Long-Term       Non-taxable
     Class         Income        Capital Gains    Capital Gains    Distributions
--------------------------------------------------------------------------------
       A          $0.3881          $ --             $ --             $0.0086
-------------------------------------------------------------------------------
       B          $0.0750          $ --             $ --             $0.0050
-------------------------------------------------------------------------------
       C          $0.1634          $ --             $ --             $0.0072
-------------------------------------------------------------------------------
       R          $0.3130          $ --             $ --             $0.0086
-------------------------------------------------------------------------------
       Y          $0.5371          $ --             $ --             $0.0086
-------------------------------------------------------------------------------
       Z          $0.5155          $ --             $ --             $0.0086
-------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.


                                   Pioneer Fund | Annual Report | 12/31/09     9

Performance Update | 12/31/09                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of December 31, 2009)
------------------------------------------------------------------------
                                    Net Asset       Public Offering
 Period                             Value (NAV)     Price (POP)
------------------------------------------------------------------------
 10 Years                            0.42%           -0.17%
 5 Years                             1.11            -0.08
 1 Year                             24.24           17.08
------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
------------------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------------------
                                     1.28%           1.28%
------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer          Standard & Poor's
                   Fund              500 Index
                   ----              ---------
12/99              9,425              10,000
                   9,437               9,090
12/01              8,387               8,010
                   6,688               6,241
12/03              8,331               8,030
                   9,300               8,903
12/05              9,895               9,340
                  11,516              10,814
12/07             12,058              11,407
                   7,912               7,188
12/09              9,830               9,090

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Fund | Annual Report | 12/31/09

Performance Update | 12/31/09                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of December 31, 2009)
--------------------------------------------------------------------
                                      If              If
 Period                               Held            Redeemed
--------------------------------------------------------------------
 10 Years                             -0.49%          -0.49%
 5 Years                               0.16            0.16
 1 Year                               22.84           18.84
----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
----------------------------------------------------------------------
                                      Gross           Net
----------------------------------------------------------------------
                                       2.37%           2.37%
----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer         Standard & Poor's
                   Fund              500 Index
                   ----              ---------
12/99             10,000              10,000
                   9,924               9,090
12/01              8,746               8,010
                   6,913               6,241
12/03              8,533               8,030
                   9,445               8,903
12/05              9,954               9,340
                  11,490              10,814
12/07             11,922              11,407
                   7,751               7,188
12/09              9,521               9,090

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                                  Pioneer Fund | Annual Report | 12/31/09     11

Performance Update | 12/31/09                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of December 31, 2009)
--------------------------------------------------------------------
                                      If              If
 Period                               Held            Redeemed
--------------------------------------------------------------------
 10 Years                             -0.37%          -0.37%
 5 Years                               0.33            0.33
 1 Year                               23.28           23.28
--------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------
                                       2.06%           2.06%
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer         Standard & Poor's
                   Fund              500 Index
                   ----              ---------
12/99             10,000              10,000
                   9,928               9,090
12/01              8,753               8,010
                   6,926               6,241
12/03              8,559               8,030
                   9,478               8,903
12/05             10,004               9,340
                  11,557              10,814
12/07             12,005              11,407
                   7,814               7,188
12/09              9,634               9,090

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Fund | Annual Report | 12/31/09

Performance Update | 12/31/09                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of December 31, 2009)
--------------------------------------------------------------------
                                      If              If
 Period                               Held            Redeemed
--------------------------------------------------------------------
 10 Years                              0.17%           0.17%
 5 Years                               0.96            0.96
 1 Year                               23.94           23.94
--------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------
                                       1.36%           1.36%
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer         Standard & Poor's
                   Fund              500 Index
                   ----              ---------
12/99             10,000              10,000
                   9,962               9,090
12/01              8,809               8,010
                   6,989               6,241
12/03              8,693               8,030
                   9,700               8,903
12/05             10,308               9,340
                  11,981              10,814
12/07             12,526              11,407
                   8,209               7,188
12/09             10,175               9,090

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                                  Pioneer Fund | Annual Report | 12/31/09     13

Performance Update | 12/31/09                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of December 31, 2009)
--------------------------------------------------------------------
                                      If              If
 Period                               Held            Redeemed
--------------------------------------------------------------------
--------------------------------------------------------------------
 10 Years                              0.86%           0.86%
 5 Years                               1.56            1.56
 1 Year                               24.86           24.86
--------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------
                                       0.74%           0.74%
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer         Standard & Poor's
                   Fund              500 Index
                   ----              ---------
12/99             10,000              10,000
                  10,050               9,090
12/01              8,969               8,010
                   7,183               6,241
12/03              8,988               8,030
                  10,080               8,903
12/05             10,769               9,340
                  12,586              10,814
12/07             13,229              11,407
                   8,722               7,188
12/09             10,890               9,090

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14     Pioneer Fund | Annual Report | 12/31/09

Performance Update | 12/31/09                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.



 Average Annual Total Returns
 (As of December 31, 2009)
------------------------------------------------------------------------
                                      Net Asset       Public Offering
 Period                               Value (NAV)     Price (POP)
------------------------------------------------------------------------
 10 Years                              0.52%           0.52%
 5 Years                               1.32            1.32
 1 Year                               24.72           24.72
------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
------------------------------------------------------------------------
                                      Gross           Net
------------------------------------------------------------------------
                                       0.74%           0.74%
------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer         Standard & Poor's
                   Fund              500 Index
                   ----              ---------
12/99             10,000              10,000
                  10,012               9,090
12/01              8,898               8,010
                   7,095               6,241
12/03              8,839               8,030
                   9,867               8,903
12/05             10,498               9,340
                  12,218              10,814
12/07             12,807              11,407
                   8,445               7,188
12/09             10,532               9,090

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on April 30, 2007 would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects a contractual expense limitation currently in effect through 5/1/12 for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                                  Pioneer Fund | Annual Report | 12/31/09     15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2009 through December 31, 2009.

------------------------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y               Z
------------------------------------------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/1/09
------------------------------------------------------------------------------------------------------------------
 Ending Account          $1,223.44       $1,216.60       $1,218.54       $1,221.32       $1,226.52       $1,225.15
 Value on 12/31/09
------------------------------------------------------------------------------------------------------------------
 Expenses Paid               $6.89          $13.07          $11.13           $8.12           $3.98           $4.77
 During Period*
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, 2.34%, 1.99%, 1.45%, 0.71%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


16     Pioneer Fund | Annual Report | 12/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2009 through December 31, 2009.

------------------------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y               Z
------------------------------------------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/1/09
------------------------------------------------------------------------------------------------------------------
 Ending Account          $1,019.00       $1,013.41       $1,015.17       $1,017.90       $1,021.63       $1,020.92
 Value on 12/31/09
------------------------------------------------------------------------------------------------------------------
 Expenses Paid               $6.26          $11.88          $10.11           $7.37           $3.62           $4.33
 During Period*
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, 2.34%, 1.99%, 1.45%, 0.71%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                                  Pioneer Fund | Annual Report | 12/31/09     17

Schedule of Investments | 12/31/09

---------------------------------------------------------------------------------
Shares                                                             Value
---------------------------------------------------------------------------------
               PREFERRED STOCK -- 0.0%
               DIVERSIFIED FINANCIALS -- 0.0%
               Diversified Financial Services -- 0.0%
  151,200      Bank of America Corp., 0.0%, 12/31/99               $    2,271,024
                                                                   --------------
               Total Diversified Financials                        $    2,271,024
---------------------------------------------------------------------------------
               TOTAL PREFERRED STOCK
               (Cost $2,268,000)                                   $    2,271,024
---------------------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               ENERGY -- 10.1%
               Coal & Consumable Fuels -- 0.4%
  500,000      Consol Energy, Inc.                                 $   24,900,000
---------------------------------------------------------------------------------
               Integrated Oil & Gas -- 6.8%
2,204,691      Chevron Corp.                                       $  169,739,160
1,243,600      ConocoPhillips Corp.                                    63,510,652
1,011,829      Exxon Mobil Corp.                                       68,996,620
  330,000      Hess Corp.                                              19,965,000
1,450,000      Marathon Oil Corp.                                      45,269,000
  650,000      Royal Dutch Shell Plc (A.D.R.)                          39,071,500
                                                                   --------------
                                                                   $  406,551,932
---------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.0%
  900,000      Schlumberger, Ltd.                                  $   58,581,000
---------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 1.9%
1,125,502      Apache Corp.                                        $  116,118,041
                                                                   --------------
               Total Energy                                        $  606,150,973
---------------------------------------------------------------------------------
               MATERIALS -- 7.5%
               Aluminum -- 0.8%
3,056,824      Alcoa, Inc. (b)                                     $   49,276,003
---------------------------------------------------------------------------------
               Diversified Chemical -- 0.6%
1,090,474      E.I. du Pont de Nemours and Co.                     $   36,716,260
---------------------------------------------------------------------------------
               Diversified Metals & Mining -- 3.7%
  400,000      BHP Billiton, Ltd. (A.D.R.) (b)                     $   30,632,000
  740,000      Freeport-McMoRan Copper & Gold, Inc. (Class B)*         59,414,600
2,440,000      Rio Tinto Plc                                          133,772,579
                                                                   --------------
                                                                   $  223,819,179
---------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.7%
  501,250      Monsanto Co.                                        $   40,977,188
---------------------------------------------------------------------------------
               Industrial Gases -- 1.1%
  507,700      Air Products & Chemicals, Inc.                      $   41,154,162
  300,000      Praxair, Inc.                                           24,093,000
                                                                   --------------
                                                                   $   65,247,162
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18     Pioneer Fund | Annual Report | 12/31/09

------------------------------------------------------------------
Shares                                              Value
------------------------------------------------------------------
               Specialty Chemicals -- 0.6%
  787,300      Ecolab, Inc.                         $   35,097,834
                                                    --------------
               Total Materials                      $  451,133,626
------------------------------------------------------------------
               CAPITAL GOODS -- 9.9%
               Aerospace & Defense -- 2.6%
1,052,500      General Dynamics Corp.               $   71,748,925
  350,000      Honeywell International, Inc.            13,720,000
  992,000      United Technologies Corp.                68,854,720
                                                    --------------
                                                    $  154,323,645
------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 4.0%
1,064,400      Caterpillar, Inc. (b)                $   60,660,156
1,291,900      Deere & Co.                              69,878,871
2,996,250      PACCAR, Inc. (b)                        108,673,988
                                                    --------------
                                                    $  239,213,015
------------------------------------------------------------------
               Electrical Component & Equipment -- 1.3%
1,120,600      Emerson Electric Co.                 $   47,737,560
  654,100      Rockwell International Corp. (b)         30,729,618
                                                    --------------
                                                    $   78,467,178
------------------------------------------------------------------
               Industrial Conglomerates -- 1.2%
  665,200      3M Co.                               $   54,992,084
1,350,000      General Electric Co.                     20,425,500
                                                    --------------
                                                    $   75,417,584
------------------------------------------------------------------
               Industrial Machinery -- 0.8%
  470,000      Illinois Tool Works, Inc.            $   22,555,300
  449,950      Parker Hannifin Corp. (b)                24,243,306
                                                    --------------
                                                    $   46,798,606
                                                    --------------
               Total Capital Goods                  $  594,220,028
------------------------------------------------------------------
               TRANSPORTATION -- 5.2%
               Railroads -- 5.2%
  768,000      Burlington Northern, Inc.            $   75,740,160
1,300,000      Canadian National Railway Co.            70,668,000
  300,000      CSX Corp.                                14,547,000
2,865,800      Norfolk Southern Corp.                  150,225,236
                                                    --------------
                                                    $  311,180,396
                                                    --------------
               Total Transportation                 $  311,180,396
------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 3.0%
               Auto Parts & Equipment -- 2.1%
  700,000      BorgWarner, Inc. (b)                 $   23,254,000
3,858,000      Johnson Controls, Inc.                  105,091,920
                                                    --------------
                                                    $  128,345,920
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     19

--------------------------------------------------------------------
Shares                                                Value
--------------------------------------------------------------------
                Automobile Manufacturers -- 0.9%
  5,081,500     Ford Motor Corp.*(b)                  $   50,815,000
                                                      --------------
                Total Automobiles & Components        $  179,160,920
--------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 0.8%
                Apparel, Accessories & Luxury Goods -- 0.8%
  1,400,000     Coach, Inc. (b)                       $   51,142,000
                                                      --------------
                Total Consumer Durables & Apparel     $   51,142,000
--------------------------------------------------------------------
                CONSUMER SERVICES -- 0.4%
                Restaurants -- 0.4%
    301,500     McDonald's Corp.                      $   18,825,660
    222,000     Yum! Brands, Inc. (b)                      7,763,340
                                                      --------------
                                                      $   26,589,000
                                                      --------------
                Total Consumer Services               $   26,589,000
--------------------------------------------------------------------
                MEDIA -- 3.6%
                Publishing -- 3.6%
  3,494,400     John Wiley & Sons, Inc.+(b)           $  146,345,472
  2,122,698     McGraw-Hill Co., Inc.                     71,131,610
                                                      --------------
                                                      $  217,477,082
                                                      --------------
                Total Media                           $  217,477,082
--------------------------------------------------------------------
                RETAILING -- 4.0%
                Department Stores -- 0.8%
  1,255,793     Nordstrom, Inc. (b)                   $   47,192,701
--------------------------------------------------------------------
                General Merchandise Stores -- 1.8%
  2,284,700     Target Corp.                          $  110,510,936
--------------------------------------------------------------------
                Home Improvement Retail -- 0.9%
  2,315,200     Lowe's Co., Inc.                      $   54,152,528
--------------------------------------------------------------------
                Specialty Stores -- 0.5%
  1,200,000     Staples, Inc. (b)                     $   29,508,000
                                                      --------------
                Total Retailing                       $  241,364,165
--------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 3.9%
                Drug Retail -- 2.4%
  1,213,800     CVS/Caremark Corp.                    $   39,096,498
  2,854,500     Walgreen Co.                             104,817,240
                                                      --------------
                                                      $  143,913,738
--------------------------------------------------------------------
                Food Distributors -- 0.8%
  1,732,400     Sysco Corp.                           $   48,403,256
--------------------------------------------------------------------
                Hypermarkets & Supercenters -- 0.7%
    751,000     Wal-Mart Stores, Inc.                 $   40,140,950
                                                      --------------
                Total Food & Drug Retailing           $  232,457,944
--------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20     Pioneer Fund | Annual Report | 12/31/09

-------------------------------------------------------------------------
Shares                                                     Value
-------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 8.0%
                Packaged Foods & Meats -- 6.1%
  1,116,900     Campbell Soup Co. (b)                      $   37,751,220
    911,600     General Mills, Inc.                            64,550,396
  1,506,750     H.J. Heinz Co., Inc.                           64,428,630
  1,925,000     Hershey Foods Corp. (b)                        68,895,750
    776,500     Kellogg Co.                                    41,309,800
  2,329,500     Kraft Foods, Inc.                              63,315,810
    600,000     Nestle SA                                      29,084,589
                                                           --------------
                                                           $  369,336,195
-------------------------------------------------------------------------
                Soft Drinks -- 1.9%
  1,000,000     Coca-Cola Co.                              $   57,000,000
    918,290     PepsiCo, Inc.                                  55,832,032
                                                           --------------
                                                           $  112,832,032
                                                           --------------
                Total Food, Beverage & Tobacco             $  482,168,227
-------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.6%
                Household Products -- 2.2%
    303,300     Clorox Co.                                 $   18,501,300
  1,366,500     Colgate-Palmolive Co.                         112,257,975
                                                           --------------
                                                           $  130,759,275
-------------------------------------------------------------------------
                Personal Products -- 0.4%
    581,300     Estee Lauder Co. (b)                       $   28,111,668
                                                           --------------
                Total Household & Personal Products        $  158,870,943
-------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 7.8%
                Health Care Equipment -- 6.7%
    801,000     Baxter International, Inc.                 $   47,002,680
  1,540,300     Becton, Dickinson & Co.                       121,468,058
    952,600     C. R. Bard, Inc.                               74,207,540
    650,000     Covidien, Ltd.                                 31,128,500
    793,100     Medtronic, Inc.                                34,880,538
  1,512,100     St. Jude Medical, Inc.*(b)                     55,615,038
    750,000     Stryker Corp. (b)                              37,777,500
                                                           --------------
                                                           $  402,079,854
-------------------------------------------------------------------------
                Health Care Supplies -- 1.1%
    400,000     Alcon, Inc.                                $   65,740,000
                                                           --------------
                Total Health Care Equipment & Services     $  467,819,854
-------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 4.7%
                Pharmaceuticals -- 4.7%
  1,600,700     Abbott Laboratories, Inc.                  $   86,421,793
    837,837     Eli Lilly & Co. (b)                            29,919,159
    604,900     Johnson & Johnson Services, Inc.               38,961,609
    776,203     Merck & Co., Inc.                              28,362,458
  1,300,000     Pfizer, Inc.                                   23,647,000

The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     21

--------------------------------------------------------------------------------
Shares                                                            Value
--------------------------------------------------------------------------------
                Pharmaceuticals -- (continued)
  1,379,081     Teva Pharmaceutical Industries, Ltd. (A.D.R.)     $   77,476,771
                                                                  --------------
                                                                  $  284,788,790
                                                                  --------------
                Total Pharmaceuticals & Biotechnology             $  284,788,790
--------------------------------------------------------------------------------
                BANKS -- 2.0%
                Diversified Banks -- 1.3%
  1,980,600     U.S. Bancorp                                      $   44,583,306
  1,348,200     Wells Fargo & Co.                                     36,387,918
                                                                  --------------
                                                                  $   80,971,224
--------------------------------------------------------------------------------
                Regional Banks -- 0.7%
    650,000     PNC Bank Corp.                                    $   34,313,500
    497,519     Zions Bancorporation (b)                               6,383,169
                                                                  --------------
                                                                  $   40,696,669
                                                                  --------------
                Total Banks                                       $  121,667,893
--------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 7.1%
                Asset Management & Custody Banks -- 4.9%
    720,000     Franklin Resources, Inc.                          $   75,852,000
    950,000     Northern Trust Corp.                                  49,780,000
  1,000,000     State Street Corp.                                    43,540,000
  1,514,693     T. Rowe Price Associates, Inc. (b)                    80,657,402
  1,502,100     The Bank of New York Mellon Corp.                     42,013,737
                                                                  --------------
                                                                  $  291,843,139
--------------------------------------------------------------------------------
                Diversified Financial Services -- 0.9%
  1,150,000     Bank of America Corp.                             $   17,319,000
    933,000     JPMorgan Chase & Co.                                  38,878,110
                                                                  --------------
                                                                  $   56,197,110
--------------------------------------------------------------------------------
                Investment Banking & Brokerage -- 0.7%
  1,424,585     Morgan Stanley                                    $   42,167,716
--------------------------------------------------------------------------------
                Specialized Finance -- 0.6%
    100,000     CME Group, Inc. (b)                               $   33,595,000
                                                                  --------------
                Total Diversified Financials                      $  423,802,965
--------------------------------------------------------------------------------
                INSURANCE -- 2.4%
                Property & Casualty Insurance -- 2.4%
  2,348,400     Chubb Corp.                                       $  115,494,312
    600,000     The Travelers Companies, Inc.                         29,916,000
                                                                  --------------
                                                                  $  145,410,312
                                                                  --------------
                Total Insurance                                   $  145,410,312
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22     Pioneer Fund | Annual Report | 12/31/09

------------------------------------------------------------------------
Shares                                                    Value
------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 3.0%
                Application Software -- 0.7%
  1,240,400     Adobe Systems, Inc.*                      $   45,621,912
------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 1.7%
  1,159,200     Automatic Data Processing, Inc.           $   49,636,944
    552,800     DST Systems, Inc.*                            24,074,440
    551,250     Fiserv, Inc.*                                 26,724,600
                                                          --------------
                                                          $  100,435,984
------------------------------------------------------------------------
                Systems Software -- 0.6%
  1,200,000     Microsoft Corp.                           $   36,588,000
                                                          --------------
                Total Software & Services                 $  182,645,896
------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 7.7%
                Communications Equipment -- 2.6%
  1,850,000     Cisco Systems, Inc.*                      $   44,289,000
  1,000,000     Motorola, Inc.                                 7,760,000
  3,978,600     Nokia Corp. (A.D.R.) (b)                      51,125,010
    500,000     Qualcomm, Inc.                                23,130,000
    400,000     Research In Motion, Ltd.*                     27,016,000
                                                          --------------
                                                          $  153,320,010
------------------------------------------------------------------------
                Computer Hardware -- 3.4%
    111,250     Apple, Inc.*                              $   23,458,175
  2,727,211     Hewlett-Packard Co.                          140,478,639
    301,500     IBM Corp.                                     39,466,350
                                                          --------------
                                                          $  203,403,164
------------------------------------------------------------------------
                Computer Storage & Peripherals -- 0.4%
  1,520,500     EMC Corp.*                                $   26,563,135
------------------------------------------------------------------------
                Office Electronics -- 1.3%
  1,865,850     Canon, Inc. (A.D.R.)(b)                   $   78,962,772
                                                          --------------
                Total Technology Hardware & Equipment     $  462,249,081
------------------------------------------------------------------------
                SEMICONDUCTORS -- 3.5%
                Semiconductor Equipment -- 0.6%
  2,496,500     Applied Materials, Inc.                   $   34,801,210
------------------------------------------------------------------------
                Semiconductors -- 2.9%
  1,700,000     Analog Devices, Inc.                      $   53,686,000
  2,877,500     Intel Corp.                                   58,701,000
  2,353,500     Texas Instruments, Inc.                       61,332,210
                                                          --------------
                                                          $  173,719,210
                                                          --------------
                Total Semiconductors                      $  208,520,420
------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 0.6%
                Integrated Telecommunication Services -- 0.6%
  1,026,306     Verizon Communications, Inc.              $   34,001,518
                                                          --------------
                Total Telecommunication Services          $   34,001,518
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     23

-------------------------------------------------------------------------------
Shares                                                           Value
-------------------------------------------------------------------------------
                    UTILITIES -- 1.9%
                    Electric Utilities -- 1.4%
    553,700         FirstEnergy Corp.                            $   25,719,365
    600,000         PPL Corp.                                        19,386,000
1,112,400           Southern Co.                                     37,065,168
                                                                 --------------
                                                                 $   82,170,533
-------------------------------------------------------------------------------
                    Multi-Utilities -- 0.5%
  945,100           Public Service Enterprise Group, Inc.        $   31,424,575
                                                                 --------------
                    Total Utilities                              $  113,595,108
-------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $3,867,825,023)                        $5,996,417,141
-------------------------------------------------------------------------------
Principal
Amount ($)                                                       Value
-------------------------------------------------------------------------------
                    TEMPORARY CASH INVESTMENTS -- 4.4%
                    Securities Lending Collateral -- 4.4% (c)
                    Certificates of Deposit:
7,724,939           Bank of Nova Scotia, 0.19%, 2/17/10          $    7,724,939
7,724,939           DnB NOR Bank ASA NY, 0.2%, 2/17/10                7,724,939
2,812,138           Nordea Bank Finland, 0.19%, 1/28/10               2,812,138
7,022,843           Svenska NY, 0.20%, 3/30/10                        7,022,843
8,427,206           Rabobank Nederland NY, 0.19%, 3/2/10              8,427,206
  753,270           Westpac Banking NY, 1.35%, 3/19/10                  753,270
7,022,672           Societe Generale, 0.21%, 3/4/10                   7,022,672
7,724,940           CBA Financial, 0.27%, 1/3/11                      7,724,940
2,139,037           BNP Paribas, 0.78%, 6/4/10                        2,139,037
4,988,944           Wachovia Bank NA, 1.17%, 5/14/10                  4,988,944
                                                                 --------------
                                                                 $   56,340,928
-------------------------------------------------------------------------------
                    Commercial Paper:
5,614,816           BBVA London, 0.28%, 3/18/10                  $    5,614,816
1,507,168           US Bancorp, 0.26%, 5/6/10                         1,507,168
1,414,574           American Honda Finance, 0.22%, 2/5/10             1,414,574
2,108,659           GE Capital Corp., 0.45%, 8/20/10                  2,108,659
  760,234           GE Capital Corp., 0.38%, 10/21/10                   760,234
  765,322           GE Capital Corp., 0.34%, 10/6/10                    765,322
5,616,452           HND AF, 0.18%, 3/2/10                             5,616,452
7,722,836           HSBC, 0.20%, 2/19/10                              7,722,836
  783,319           John Deer Capital Corp., 0.36%, 7/6/10              783,319
5,948,304           JPMorgan Chase & Co., 0.57%, 9/24/10              5,948,304
7,020,290           NABPP, 0.19%, 3/8/10                              7,020,290
5,473,576           PARFIN, 0.25%, 4/19/10                            5,473,576
7,019,823           Cafco, 0.20%, 3/15/10                             7,019,823
7,722,505           Char FD, 0.18%, 3/5/10                            7,722,505
7,015,551           WSTPAC, 0.25%, 5/27/10                            7,015,551
4,212,058           Ciesco, 0.20%, 3/8/10                             4,212,058
3,510,399           Ciesco, 0.20%, 2/18/10                            3,510,399

The accompanying notes are an integral part of these financial statements.


24     Pioneer Fund | Annual Report | 12/31/09

------------------------------------------------------------------------------
Principal
Amount ($)                                                      Value
------------------------------------------------------------------------------
                   Commercial Paper -- (continued)
    7,021,279      Fasco, 0.17%, 2/12/10                        $    7,021,279
    3,516,285      Kithaw, 0.21%, 3/2/10                             3,516,285
    3,601,991      Kithaw, 0.20%, 2/23/10                            3,601,991
    4,822,525      Old LLC, 0.19%, 3/17/10                           4,822,525
    1,969,256      Old LLC, 0.18%, 2/17/10                           1,969,256
    2,397,450      Ranger, 0.20%, 3/12/10                            2,397,450
    2,387,292      SRCPP, 0.19%, 2/3/10                              2,387,292
    4,914,832      SRCPP, 0.19%, 2/10/10                             4,914,832
    2,104,975      TB LLC, 0.19%, 2/8/10                             2,104,975
    3,860,341      TB LLC, 0.20%, 3/5/10                             3,860,341
    1,405,243      TB LLC, 0.10%, 2/9/10                             1,405,243
    8,013,043      Bank of America, 0.87%, 5/12/10                   8,013,043
    1,404,737      BBVA Senior US, 0.30%, 3/12/10                    1,404,737
    7,963,832      Santander, 0.33%, 7/23/10                         7,963,832
    2,808,041      WFC, 0.49%, 8/20/10                               2,808,041
                                                                --------------
                                                                $  132,407,008
------------------------------------------------------------------------------
                   Tri-party Repurchase Agreements:
   28,090,686      Deutsche Bank, 0.01%, 1/4/10                 $   28,090,686
   14,045,343      JPMorgan, 0.0%, 1/4/10                           14,045,343
   18,975,961      Barclays Capital Markets, 0.0%, 1/4/10           18,975,961
                                                                --------------
                                                                $   61,111,990
------------------------------------------------------------------------------
     Shares
                   Money Market Mutual Funds:
    5,618,137      Dreyfus Preferred Money Market Fund          $    5,618,137
    5,618,137      Blackrock Liquidity Temporary Cash Fund           5,618,137
                                                                --------------
                                                                $   11,236,274
                                                                --------------
                   Total Securities Lending Collateral          $  261,096,200
------------------------------------------------------------------------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $261,096,200)                          $  261,096,200
------------------------------------------------------------------------------
                   TOTAL INVESTMENT IN SECURITIES -- 104.1%
                   (Cost $4,131,189,223)(a)                     $6,259,784,365
------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES - (4.1)%        $ (245,452,967)
------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                   $6,014,331,398
==============================================================================

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     25

(a) At December 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $4,139,276,506 was as follows:

         Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost     $2,309,600,345
         Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value       (189,092,486)
                                                                  --------------
         Net unrealized gain                                      $2,120,507,859
                                                                  ==============

(b)      At December 31, 2009, the following securities were out on loan:


--------------------------------------------------------------------------------
         Shares        Security                                    Value
--------------------------------------------------------------------------------
           242,100     Alcoa, Inc.                                 $  3,902,652
           282,500     BHP Billiton, Ltd. (A.D.R.)                   21,633,850
           202,600     BorgWarner, Inc.                               6,730,372
            78,000     Campbell Soup Co.                              2,636,400
           183,300     Canon, Inc. (A.D.R.)                           7,757,256
            61,000     Caterpillar, Inc.                              3,476,390
            18,400     CME Group, Inc.                                6,181,480
            34,400     Coach, Inc.                                    1,256,632
           267,100     Eli Lilly & Co.                                9,538,141
           377,000     Estee Lauder Co.                              18,231,720
           657,100     Ford Motor Corp.*                              6,571,000
           239,100     Hershey Foods Corp.                            8,557,389
         3,027,500     Nokia Corp. (A.D.R.)                          38,903,375
           691,200     Nordstrom, Inc.                               25,975,296
            63,300     PACCAR, Inc.                                   2,295,891
            19,000     Parker Hannifin Corp.                          1,023,720
           198,200     Rockwell International Corp.                   9,311,436
             2,900     St. Jude Medical, Inc.*                          106,662
           171,900     Staples, Inc.                                  4,227,021
            21,200     Stryker Corp.                                  1,067,844
         1,158,600     T. Rowe Price Associates, Inc.                61,695,450
           129,900     John Wiley & Sons, Inc.                        5,440,212
            18,200     Yum! Brands, Inc.                                636,454
           426,500     Zions Bancorporation                           5,471,995
--------------------------------------------------------------------------------
                       Total                                       $252,628,638
================================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2009 aggregated $914,032,005 and $583,816,085, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

The accompanying notes are an integral part of these financial statements.


26     Pioneer Fund | Annual Report | 12/31/09

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------------
                                Level 1            Level 2          Level 3      Total
-----------------------------------------------------------------------------------------------
 Preferred Stock                $    2,271,024     $         --      $--         $    2,271,024
 Common Stocks                   5,996,417,141               --       --          5,996,417,141
 Temporary Cash Investments                 --      249,859,926       --            249,859,926
 Money Market Mutual Funds          11,236,274               --       --             11,236,274
-----------------------------------------------------------------------------------------------
 Total                          $6,009,924,439     $249,859,926      $--         $6,259,784,365
===============================================================================================


The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     27

Statement of Assets and Liabilities | 12/31/09

ASSETS:
  Investment in securities of unaffiliated issuers, at value (including
   securities loaned of $252,628,638) (cost $4,123,441,623)                 $6,113,438,893
  Investment in securities of affiliated issuers, at value
   (cost $7,747,600)                                                           146,345,472
------------------------------------------------------------------------------------------
   Total investment in securities, at value (cost $4,131,189,223)           $6,259,784,365
  Cash                                                                          12,131,039
  Receivables --
   Fund shares sold                                                              6,526,192
   Dividends                                                                     8,662,733
   Due from Pioneer Investment Management, Inc.                                        141
  Other                                                                            197,821
------------------------------------------------------------------------------------------
     Total assets                                                           $6,287,302,291
------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                      10,452,332
   Upon return of securities loaned                                            261,096,200
  Due to affiliates                                                              1,254,858
  Accrued expenses                                                                 167,503
------------------------------------------------------------------------------------------
     Total liabilities                                                      $  272,970,893
------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $4,259,933,097
  Accumulated net realized loss on investments and foreign currency
   transactions                                                               (374,196,841)
  Net unrealized gain on investments                                         2,128,595,142
------------------------------------------------------------------------------------------
     Total net assets                                                       $6,014,331,398
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $4,323,282,490/121,025,086 shares)                      $        35.72
  Class B (based on $110,975,794/3,186,893 shares)                          $        34.82
  Class C (based on $178,807,097/5,218,825 shares)                          $        34.26
  Class R (based on $121,773,412/3,404,873 shares)                          $        35.76
  Class Y (based on $1,279,182,329/35,694,636 shares)                       $        35.84
  Class Z (based on $310,276/8,668 shares)                                  $        35.80
MAXIMUM OFFERING PRICE:
  Class A ($35.72 [divided by] 94.25%)                                      $        37.90
==========================================================================================

The accompanying notes are an integral part of these financial statements.


28     Pioneer Fund | Annual Report | 12/31/09

Statement of Operations

For the Year Ended 12/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,657,562 and
   including income from affiliated issuers of $1,886,976)       $  120,414,954
  Interest and other income                                              10,595
  Income from securities loaned, net                                  2,404,810
----------------------------------------------------------------------------------------------------
     Total investment income                                                          $  122,830,359
----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                     $   29,265,080
   Performance Adjustment                                               456,083
  Transfer agent fees
   Class A                                                            8,949,036
   Class B                                                              634,118
   Class C                                                              272,700
   Class R                                                               68,103
   Class Y                                                               13,211
   Class Z                                                                   60
  Distribution fees
   Class A                                                            9,428,919
   Class B                                                            1,130,499
   Class C                                                            1,630,416
   Class R                                                              534,114
  Administrative reimbursements                                       1,696,029
  Shareholder communications expense                                  3,262,180
  Custodian fees                                                        134,909
  Registration fees                                                     182,881
  Professional fees                                                     326,415
  Printing expense                                                      241,509
  Fees and expenses of nonaffiliated trustees                           188,698
  Miscellaneous                                                         377,778
----------------------------------------------------------------------------------------------------
     Total expenses                                                                   $   58,792,738
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                              (142)
----------------------------------------------------------------------------------------------------
     Less fees paid indirectly                                                                  (698)
----------------------------------------------------------------------------------------------------
     Net expenses                                                                     $   58,791,898
----------------------------------------------------------------------------------------------------
       Net investment income                                                          $   64,038,461
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                   $ (202,401,385)
   Class actions                                                      3,992,572
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                     (409,658)      $ (198,818,471)
----------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                   $1,258,824,942
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                       21,385       $1,258,846,327
----------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                           $1,060,027,856
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                $1,124,066,317
====================================================================================================

The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     29

Statement of Changes in Net Assets

For the Years Ended 12/31/09 and 12/30/08, respectively

-------------------------------------------------------------------------------------------------------
                                                                      Year Ended           Year Ended
                                                                       12/31/09             12/31/08
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $   64,038,461      $    68,486,523
Net realized loss on investments, class actions and foreign
  currency transactions                                               (198,818,471)        (165,321,322)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              1,258,846,327       (2,398,396,264)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     $1,124,066,317      $(2,495,231,063)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.39 and $0.45 per share, respectively)                $  (48,084,600)     $   (58,113,191)
   Class B ($0.07 and $0.00 per share, respectively)                      (306,187)                  --
   Class C ($0.16 and $0.16 per share, respectively)                      (923,406)            (954,727)
   Class R ($0.31 and $0.39 per share, respectively)                    (1,094,627)          (1,370,041)
   Class Y ($0.54 and $0.63 per share, respectively)                   (13,218,319)          (8,052,122)
   Class Z ($0.51 and $0.62 per share, respectively)                        (1,664)              (1,223)
Net realized gain:
   Class A ($0.00 and $0.86 per share, respectively)                            --         (107,813,529)
   Class B ($0.00 and $0.86 per share, respectively)                            --           (4,038,863)
   Class C ($0.00 and $0.86 per share, respectively)                            --           (4,983,947)
   Class R ($0.00 and $0.86 per share, respectively)                            --           (2,865,572)
   Class Y ($0.00 and $0.86 per share, respectively)                            --          (12,575,258)
   Class Z ($0.00 and $0.86 per share, respectively)                            --               (1,689)
Tax return of capital:
   Class A ($0.01 and $0.00 per share, respectively)                    (1,062,498)                  --
   Class B ($0.01 and $0.00 per share, respectively)                       (20,326)                  --
   Class C ($0.01 and $0.00 per share, respectively)                       (40,101)                  --
   Class R ($0.01 and $0.00 per share, respectively)                       (30,023)                  --
   Class Y ($0.01 and $0.00 per share, respectively)                      (209,404)                  --
   Class Z ($0.01 and $0.00 per share, respectively)                           (28)                  --
-------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                             $  (64,991,183)     $  (200,770,162)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $1,061,565,336      $   745,042,373
Shares issued in reorganization                                          3,217,946                   --
Reinvestment of distributions                                           58,343,213          182,541,127
Cost of shares repurchased                                            (803,157,968)      (1,137,254,951)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                             $  319,968,527      $  (209,671,451)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                            $1,379,043,661      $(2,905,672,676)
NET ASSETS:
Beginning of year                                                    4,635,287,737        7,540,960,413
-------------------------------------------------------------------------------------------------------
End of year                                                         $6,014,331,398      $ 4,635,287,737
-------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                    $           --      $            --
=======================================================================================================

The accompanying notes are an integral part of these financial statements.


30     Pioneer Fund | Annual Report | 12/31/09

                                       '09 Shares      '09 Amount             '08 Shares      '08 Amount
Class A
Shares sold                              8,449,024     $ 249,240,055            8,974,415     $ 351,431,314
Shares issued in reorganization             43,812         1,229,812                   --                --
Reinvestment of distributions            1,495,798        45,224,361            5,036,737       152,899,602
Less shares repurchased                (18,272,298)     (538,516,151)         (20,696,437)     (812,904,400)
-----------------------------------------------------------------------------------------------------------
   Net decrease                         (8,283,664)    $(242,821,923)          (6,685,285)    $(308,573,484)
===========================================================================================================
Class B
Shares sold                                339,208     $   9,728,517              417,148     $  15,509,729
Reinvestment of distributions               10,885           293,046              130,353         3,530,937
Less shares repurchased                 (1,880,225)      (53,995,998)          (2,402,976)      (93,105,049)
-----------------------------------------------------------------------------------------------------------
   Net decrease                         (1,530,132)    $ (43,974,435)          (1,855,475)    $ (74,064,383)
===========================================================================================================
Class C
Shares sold                                654,378     $  18,422,747            1,026,861     $  36,243,313
Shares issued in reorganization                  2                65                   --                --
Reinvestment of distributions               20,081           559,392              129,430         3,544,945
Less shares repurchased                 (1,512,938)      (42,973,328)          (1,745,954)      (65,366,415)
-----------------------------------------------------------------------------------------------------------
   Net decrease                           (838,477)    $ (23,991,124)            (589,663)    $ (25,578,157)
===========================================================================================================
Class R
Shares sold                                922,321     $  28,304,235              698,097     $  26,750,613
Reinvestment of distributions               37,268         1,094,627              138,657         4,180,459
Less shares repurchased                 (1,054,203)      (33,215,812)            (816,099)      (30,650,247)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease)                 (94,614)    $  (3,816,950)              20,655     $     280,825
===========================================================================================================
Class Y
Shares sold                             23,831,434     $ 755,633,203            8,127,028     $ 315,107,404
Shares issued in reorganization             70,574         1,988,069                   --                --
Reinvestment of distributions              353,232        11,171,682              601,531        18,385,184
Less shares repurchased                 (4,393,382)     (134,455,748)          (3,388,116)     (135,228,840)
-----------------------------------------------------------------------------------------------------------
   Net increase                         19,861,858     $ 634,337,206            5,340,443     $ 198,263,748
===========================================================================================================
Class Z
Shares sold                                  6,715     $     236,579                   --     $          --
Reinvestment of distributions                    3               105                   --                --
Less shares repurchased                        (26)             (931)                  --                --
-----------------------------------------------------------------------------------------------------------
   Net increase                              6,692     $     235,753                   --     $          --
===========================================================================================================

The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     31

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                           Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                                           12/31/09      12/31/08       12/31/07       12/31/06       12/31/05
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $   29.13     $    46.32     $    48.10     $    44.21     $    42.06
--------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                     $    0.40     $     0.45     $     0.41     $     0.43     $     0.37
 Net realized and unrealized gain (loss) on investments         6.59         (16.33)          1.79           6.72           2.31
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $    6.99     $   (15.88)    $     2.20     $     7.15     $     2.68
Distributions to shareowners:
 Net investment income                                         (0.39)         (0.45)         (0.41)         (0.43)         (0.39)
 Net realized gain                                                --          (0.86)         (3.57)         (2.83)         (0.14)
 Tax return of capital                                         (0.01)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $    6.59     $   (17.19)    $    (1.78)    $     3.89     $     2.15
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   35.72     $    29.13     $    46.32     $    48.10     $    44.21
================================================================================================================================
Total return*                                                  24.24%        (34.38)%         4.71%         16.39%          6.40%
Ratio of net expenses to average net assets+                    1.23%          1.19%          1.09%          1.11%          1.08%
Ratio of net investment income to average net assets+           1.31%          1.11%          0.81%          0.90%          0.88%
Portfolio turnover rate                                           12%            11%            10%             9%            13%
Net assets, end of period (in thousands)                   $,323,282     $3,767,132     $6,299,615     $6,681,712     $5,648,986
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.23%          1.18%          1.08%          1.10%          1.08%
 Net investment income                                          1.31%          1.12%          0.82%          0.91%          0.88%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32    Pioneer Fund | Annual Report | 12/31/09

----------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                               12/31/09     12/31/08     12/31/07     12/31/06     12/31/05
----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $  28.43     $  45.11     $  46.98     $  43.21     $  41.15
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $   0.06     $   0.07     $  (0.04)    $   0.03     $  (0.02)
 Net realized and unrealized gain (loss) on investments            6.41       (15.89)        1.74         6.58         2.24
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $   6.47     $ (15.82)    $   1.70     $   6.61     $   2.22
Distributions to shareowners:
 Net investment income                                            (0.07)          --           --        (0.01)       (0.02)
 Net realized gain                                                   --        (0.86)       (3.57)       (2.83)       (0.14)
 Tax return of capital                                            (0.01)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   6.39     $ (16.68)    $  (1.87)    $   3.77     $   2.06
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  34.82     $  28.43     $  45.11     $  46.98     $  43.21
============================================================================================================================
Total return*                                                     22.84%      (34.99)%       3.76%       15.43%        5.39%
Ratio of net expenses to average net assets+                       2.34%        2.13%        1.99%        1.97%        2.01%
Ratio of net investment income (loss) to average net assets+       0.23%        0.14%       (0.10)%       0.04%       (0.05)%
Portfolio turnover rate                                              12%          11%          10%           9%          13%
Net assets, end of period (in thousands)                       $110,976     $134,094     $296,491     $405,566     $474,139
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      2.34%        2.12%        1.97%        1.96%        2.01%
 Net investment income (loss)                                      0.23%        0.15%       (0.08)%       0.05%       (0.05)%
============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                                   Pioneer Fund | Annual Report | 12/31/09    33

------------------------------------------------------------------------------------------------------------------------
                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           12/31/09     12/31/08     12/31/07     12/31/06     12/31/05
------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $  27.96     $  44.55     $  46.44     $  42.78     $  40.73
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.16     $   0.13     $   0.02     $   0.06     $   0.04
 Net realized and unrealized gain (loss) on investments        6.31       (15.70)        1.72         6.52         2.22
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   6.47     $ (15.57)    $   1.74     $   6.58     $   2.26
Distributions to shareowners:
 Net investment income                                        (0.16)       (0.16)       (0.06)       (0.09)       (0.07)
 Net realized gain                                               --        (0.86)       (3.57)       (2.83)       (0.14)
 Tax return of capital                                        (0.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   6.30     $ (16.59)    $  (1.89)    $   3.66     $   2.05
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  34.26     $  27.96     $  44.55     $  46.44     $  42.78
========================================================================================================================
Total return*                                                 23.28%      (34.91)%       3.88%       15.52%        5.55%
Ratio of net expenses to average net assets+                   1.99%        1.97%        1.88%        1.89%        1.87%
Ratio of net investment income to average net assets+          0.56%        0.32%        0.02%        0.12%        0.09%
Portfolio turnover rate                                          12%          11%          10%           9%          13%
Net assets, end of period (in thousands)                   $178,807     $169,362     $296,094     $309,868     $292,453
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.99%        1.97%        1.87%        1.88%        1.87%
 Net investment income                                         0.56%        0.32%        0.03%        0.13%        0.09%
========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


34    Pioneer Fund | Annual Report | 12/31/09

------------------------------------------------------------------------------------------------------------------------
                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           12/31/09     12/31/08     12/31/07     12/31/06     12/31/05
------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                       $  29.17     $  46.37     $  48.16     $  44.27     $ 42.11
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.33     $   0.40     $   0.33     $   0.34     $  0.30
 Net realized and unrealized gain (loss) on investments        6.58       (16.35)        1.80         6.76        2.33
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   6.91     $ (15.95)    $   2.13     $   7.10     $  2.63
Distributions to shareowners:
 Net investment income                                        (0.31)       (0.39)       (0.35)       (0.38)      (0.33)
 Net realized gain                                               --        (0.86)       (3.57)       (2.83)      (0.14)
 Tax return of capital                                        (0.01)          --           --           --          --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   6.59     $ (17.20)    $  (1.79)    $   3.89     $  2.16
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  35.76     $  29.17     $  46.37     $  48.16     $ 44.27
========================================================================================================================
Total return*                                                 23.94%      (34.46)%       4.56%       16.23%       6.28%
Ratio of net expenses to average net assets+                   1.45%        1.32%        1.23%        1.26%       1.21%
Ratio of net investment income to average net assets+          1.07%        0.99%        0.68%        0.75%       0.75%
Portfolio turnover rate                                          12%          11%          10%           9%         13%
Net assets, end of period (in thousands)                   $121,773     $102,070     $161,311     $104,439     $51,194
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.45%        1.32%        1.23%        1.26%       1.21%
 Net investment income                                         1.07%        0.99%        0.68%        0.75%       0.75%
========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                                   Pioneer Fund | Annual Report | 12/31/09    35

--------------------------------------------------------------------------------------------------------------------------
                                                           Year Ended     Year Ended   Year Ended   Year Ended   Year Ended
                                                           12/31/09       12/31/08     12/31/07     12/31/06     12/31/05
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $    29.22     $  46.45     $  48.23     $  44.31     $  42.16
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $     0.52     $   0.61     $   0.60     $   0.60     $   0.58
 Net realized and unrealized gain (loss) on investments          6.65       (16.35)        1.80         6.77         2.28
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $     7.17     $ (15.74)    $   2.40     $   7.37     $   2.86
Distributions to shareowners:
 Net investment income                                          (0.54)       (0.63)       (0.61)       (0.62)       (0.57)
 Net realized gain                                                 --        (0.86)       (3.57)       (2.83)       (0.14)
 Tax return of capital                                          (0.01)          --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $     6.62     $ (17.23)    $  (1.78)    $   3.92     $   2.15
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    35.84     $  29.22     $  46.45     $  48.23     $  44.31
==========================================================================================================================
Total return*                                                   24.86%      (34.07)%       5.11%       16.88%        6.83%
Ratio of net expenses to average net assets+                     0.71%        0.74%        0.70%        0.70%        0.65%
Ratio of net investment income to average net assets+            1.72%        1.62%        1.21%        1.31%        1.31%
Portfolio turnover rate                                            12%          11%          10%           9%          13%
Net assets, end of period (in thousands)                   $1,279,182     $462,572     $487,357     $401,391     $269,333
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    0.71%        0.74%        0.70%        0.70%        0.65%
 Net investment income                                           1.72%        1.62%        1.21%        1.31%        1.31%
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


36    Pioneer Fund | Annual Report | 12/31/09

----------------------------------------------------------------------------------------
                                                   Year Ended   Year Ended  4/30/07 to
                                                   12/31/09     12/31/08    12/31/07 (a)
----------------------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period              $ 29.20      $ 46.41      $ 50.61
----------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                            $  0.48      $  0.63      $  0.42
  Net realized and unrealized gain (loss) on
    investments                                       6.64       (16.36)       (0.58)
----------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                   $  7.12      $(15.73)     $ (0.16)
 Distributions to shareowners:
  Net investment income                              (0.51)       (0.62)       (0.47)
  Net realized gain                                     --        (0.86)       (3.57)
  Tax return of capital                              (0.01)          --           --
----------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value        $  6.60      $(17.21)     $ (4.20)
----------------------------------------------------------------------------------------
 Net asset value, end of period                    $ 35.80      $ 29.20      $ 46.41
========================================================================================
 Total return*                                       24.72%      (34.06)%    ( 0.70)%(b)
 Ratio of net expenses to average net assets+         0.85%        0.74%        0.70%**
 Ratio of net investment income to average net
  assets+                                             1.68%        1.57%        1.25%**
 Portfolio turnover rate                                12%          11%          10%
 Net assets, end of period (in thousands)          $   310      $    58      $    92
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for
  fees paid indirectly:
  Net expenses                                        1.03%        0.74%        0.70%**
  Net investment income                               1.50%        1.57%        1.25%**
 Ratios with waiver of fees and assumption of
  expenses by the Adviser and reduction for
  fees paid indirectly:
  Net expenses                                        0.85%        0.74%        0.70%**
  Net investment income                               1.68%        1.57%        1.25%**
========================================================================================

(a) Class Z shares were first publicly offered on April 30, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     37

Notes to Financial Statements | 12/31/09

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the


38     Pioneer Fund | Annual Report | 12/31/09
reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At December 31, 2009, there were no securities that were valued using fair value methods. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


                                  Pioneer Fund | Annual Report | 12/31/09     39

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices on those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of December 31, 2009. The average principal of contracts open during the year ended December 31, 2009 was 904,615.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2009, the Fund has reclassified $409,658 to decrease undistributed net investment income and $409,658 to decrease accumulated net


40     Pioneer Fund | Annual Report | 12/31/09
   realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   At December 31, 2009, the Fund had a net capital loss carryforward of $366,109,558 of which $123,097,222 will expire in 2016 and $243,012,336 will expire in 2017 if not utilized.

   The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:


--------------------------------------------------------------------------------
                                                          2009             2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                 $63,628,803      $ 68,503,229
   Long-term capital gain                                   --       132,266,933
--------------------------------------------------------------------------------
                                                   $63,628,803      $200,770,162
   Return of capital                                 1,362,380                --
--------------------------------------------------------------------------------
     Total                                         $64,991,183      $200,770,162
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009:


--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                     $ (366,109,558)
   Unrealized appreciation                                        2,120,507,859
--------------------------------------------------------------------------------
     Total                                                       $1,754,398,301
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $642,577 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2009.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the fiscal year, the Fund recognized gains of $3,992,572 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.


                                  Pioneer Fund | Annual Report | 12/31/09     41

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's


42     Pioneer Fund | Annual Report | 12/31/09
   investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annualized basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the year ended December 31, 2009, the aggregate performance adjustment resulted in an increase to the basic fee of $456,083. For the year ended December 31, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.61% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.47%, 1.22% and 0.85% of the average daily net assets attributable to Class A, Class Y and Class Z shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A and Class Y shares, and through May 1, 2012 for Class Z shares. Class B, Class C, and Class R shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $189,241 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2009, such out-of-pocket expenses by class of shares were as follows:


                                  Pioneer Fund | Annual Report | 12/31/09     43

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                              $2,402,136
 Class B                                                                 113,382
 Class C                                                                 234,377
 Class R                                                                 227,273
 Class Y                                                                 284,797
 Class Z                                                                     215
--------------------------------------------------------------------------------
   Total                                                              $3,262,180
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $970,194 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2009.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $95,423 in distribution fees payable to PFD at December 31, 2009.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any


44     Pioneer Fund | Annual Report | 12/31/09

CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2009, CDSCs in the amount of $173,036 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2009, the Fund's expenses were reduced by $698 under these arrangements.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2009:

----------------------------------------------------------------------------------------------------
                       Beginning                            Ending
                       Balance      Purchases    Sales      Balance      Dividend      Fair
 Affiliates            (shares)     (shares)     (shares)   (shares)     Income        Value
----------------------------------------------------------------------------------------------------
 John Wiley and Sons   3,494,400    --           --         3,494,400    $1,886,976    $146,345,472

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended December 31, 2009, the Fund had no borrowings under this agreement.

8. Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Core Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. The purpose of this transaction was to combine two funds with similar investment objectives and strategies. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan


                                  Pioneer Fund | Annual Report | 12/31/09     45

Keegan Select Core Equity Fund for shares of Pioneer Fund. Shareowners holding Class A, Class C and Class I shares of Regions Morgan Keegan Core Equity Fund received Class A, Class C and Class Y shares, respectively, of Pioneer Fund in the reorganization. The investment portfolio of Regions Morgan Keegan Select Core Equity Fund, with a fair value of $2,968,723 and an identified cost of $2,905,608 at May 15, 2009, was the principal asset acquired by Pioneer Fund. For financial reporting purposes, assets received and shares issued by Pioneer Fund were recorded at fair value; however, the cost basis of the investments received from Regions Morgan Keegan Select Core Equity Fund was carried forward to align ongoing reporting of Pioneer Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing
Date:

---------------------------------------------------------------------------------------------
                      Pioneer                 RMK                       Pioneer
                      Fund                    Select Core Equity Fund   Fund
                      (Pre-Reorganization)    (Pre-Reorganization)      (Post-Reorganization)
---------------------------------------------------------------------------------------------
Net Assets
 Class A              $3,514,275,315          $1,229,812                $3,515,505,127
 Class B                 108,865,777                  --                   108,865,777
 Class C                 154,752,098                  65                   154,752,163
 Class R                  99,259,786                  --                    99,259,786
 Class Y/I               491,503,440           1,988,069                   493,491,509
 Class Z                      55,639                  --                        55,639
---------------------------------------------------------------------------------------------
 Total Net Assets     $4,368,712,055          $3,217,946                $4,371,930,001
=============================================================================================
 Shares Outstanding
 Class A                 125,175,713             285,062                   125,219,525
 Class B                   3,980,570                  --                     3,980,570
 Class C                   5,749,900                  15                     5,749,902
 Class R                   3,531,612                  --                     3,531,612
 Class Y/I                17,446,664             455,738                    17,517,238
 Class Z                       1,976                  --                         1,976
 Shares Issued in
   Reorganization
 Class A                                                                        43,812
 Class C                                                                             2
 Class Y                                                                        70,574


---------------------------------------------------------------------------------
                                                 Unrealized          Accumulated
                                                 Appreciation On     Loss On
                                                 Closing Date        Closing Date
---------------------------------------------------------------------------------
 Regions Morgan Keegan Select Core Equity Fund   $63,115             $(1,530,804)


46     Pioneer Fund | Annual Report | 12/31/09

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period for Pioneer Fund, Pioneer Fund's pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income                                             $   64,007,733
Net gain on investments                                           $1,060,014,960
Net increase in net assets resulting from operations              $1,124,022,693

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Regions Morgan Keegan Select Core Equity Fund that have been included in Pioneer Fund's statement of operations since May 15, 2009.

9. Additional Disclosures about Derivative Instruments and Hedging Activities

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2009 was as follows:

--------------------------------------------------------------------------------------
Derivatives Not
Accounted for
as Hedging                        Location of                           Realized
Instruments Under                 Gain or (Loss) On                     Gain or (Loss)
Accounting Standards              Derivatives                           on Derivatives
Codification (ASC) 815            Recognized                            Recognized in
(formerly FASB Statement 133)     in Income                             Income
--------------------------------------------------------------------------------------
 Foreign Exchange Contracts       Net realized loss on forward
                                  foreign currency contracts and
                                  other assets and liabilities
                                  denominated in foreign currencies       $ (220,899)
======================================================================================

10. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through February 22, 2010 and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                                  Pioneer Fund | Annual Report | 12/31/09     47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Fund (the "Fund"), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ Ernst & Young

Boston, Massachusetts
February 22, 2010


48     Pioneer Fund | Annual Report | 12/31/09

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


                                  Pioneer Fund | Annual Report | 12/31/09     49

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one and three year periods ended June 30, 2009 and in the second quintile of its Morningstar category for the five and ten year periods ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the Fund's management fee is adjusted upward or downward based on the Fund's performance and considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client


50     Pioneer Fund | Annual Report | 12/31/09
accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


                                  Pioneer Fund | Annual Report | 12/31/09     51

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


52     Pioneer Fund | Annual Report | 12/31/09

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 61 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


                                  Pioneer Fund | Annual Report | 12/31/09     53

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office          During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 1982.         Deputy Chairman and a          None
                            Trustee and President    Serves until a successor    director of Pioneer Global
                                                     trustee is elected or       Asset Management S.p.A.
                                                     earlier retirement or       ("PGAM"); Non-Executive
                                                     removal.                    Chairman and a director of
                                                                                 Pioneer Investment
                                                                                 Management USA Inc.
                                                                                 ("PIM-USA"); Chairman and a
                                                                                 director of Pioneer;
                                                                                 Chairman and Director of
                                                                                 Pioneer Institutional Asset
                                                                                 Management, Inc. (since
                                                                                 2006); Director of Pioneer
                                                                                 Alternative Investment
                                                                                 Management Limited (Dublin);
                                                                                 President and a director of
                                                                                 Pioneer Alternative
                                                                                 Investment Management
                                                                                 (Bermuda) Limited and
                                                                                 affiliated funds; Director
                                                                                 of PIOGLOBAL Real Estate
                                                                                 Investment Fund (Russia)
                                                                                 (until June 2006); Director
                                                                                 of Nano-C, Inc. (since
                                                                                 2003); Director of Cole
                                                                                 Management Inc. (since
                                                                                 2004); Director of Fiduciary
                                                                                 Counseling, Inc.; President
                                                                                 and Director of Pioneer
                                                                                 Funds Distributor, Inc.
                                                                                 ("PFD") (until May 2006);
                                                                                 President of all of the
                                                                                 Pioneer Funds; and Of
                                                                                 Counsel, Wilmer Cutler
                                                                                 Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2008.         Director, CEO and President    None
                            Vice President           Serves until a successor    of Pioneer Investment
                                                     trustee is elected or       Management USA Inc. (since
                                                     earlier retirement or       February 2007); Director and
                                                     removal.                    President of Pioneer
                                                                                 Investment Management, Inc.
                                                                                 and Pioneer Institutional
                                                                                 Asset Management, Inc.
                                                                                 (since February 2007);
                                                                                 Executive Vice President of
                                                                                 all of the Pioneer Funds
                                                                                 (since March 2007); Director
                                                                                 of Pioneer Global Asset
                                                                                 Management S.p.A. (since
                                                                                 April 2007); and Head of New
                                                                                 Markets Division, Pioneer
                                                                                 Global Asset Management
                                                                                 S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

54    Pioneer Fund | Annual Report | 12/31/09

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office          During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (66)          Trustee                  Trustee since 2005.         Managing Partner, Federal      Director of
                                                     Serves until a successor    City Capital Advisors          Enterprise Community
                                                     trustee is elected or       (corporate advisory services   Investment, Inc.
                                                     earlier retirement or       company) (1997 to 2004 and     (privately held
                                                     removal.                    2008 to present); and          affordable housing
                                                                                 Executive Vice President and   finance company);
                                                                                 Chief Financial Officer,       and Director of
                                                                                 I-trax, Inc. (publicly         Oxford Analytica,
                                                                                 traded health care services    Inc. (privately held
                                                                                 company) (2004 - 2007)         research and
                                                                                                                consulting company)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)           Trustee                  Trustee since 1997.         President, Bush                Director of Marriott
                                                     Serves until a successor    International, LLC             International, Inc.;
                                                     trustee is elected or       (international financial       Director of Dis-
                                                     earlier retirement or       advisory firm)                 cover Financial
                                                     removal.                                                   Services (credit
                                                                                                                card issuer and
                                                                                                                electronic payment
                                                                                                                services); Director
                                                                                                                of Briggs & Stratton
                                                                                                                Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company);
                                                                                                                Director of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm);
                                                                                                                and Member, Board of
                                                                                                                Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------


                                   Pioneer Fund | Annual Report | 12/31/09
55

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office          During Past Five Years         Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee                  Trustee since 2008.         Professor, Harvard
                                                     Serves until a successor    University
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee                  Trustee since 1990.         Founding Director, Vice        None
                                                     Serves until a successor    President and Corporate
                                                     trustee is elected or       Secretary, The Winthrop
                                                     earlier retirement or       Group, Inc. (consulting
                                                     removal.                    firm); and Desautels Faculty
                                                                                 of Management, McGill
                                                                                 University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)        Trustee                  Trustee since 2006.         Chief Executive Officer,       None
                                                     Serves until a successor    Quadriserv, Inc. (technology
                                                     trustee is elected or       products for securities
                                                     earlier retirement or       lending industry) (2008 -
                                                     removal.                    present); Private investor
                                                                                 (2004 - 2008); and Senior
                                                                                 Executive Vice President,
                                                                                 The Bank of New York
                                                                                 (financial and securities
                                                                                 services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee                  Trustee since 1982.         President and Chief            Director of New
                                                     Serves until a successor    Executive Officer, Newbury,    America High Income
                                                     trustee is elected or       Piret & Company, Inc.          Fund, Inc.
                                                     earlier retirement or       (investment banking firm)      (closed-end
                                                     removal.                                                   investment company)
------------------------------------------------------------------------------------------------------------------------------------


56    Pioneer Fund | Annual Report | 12/31/09

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office          During Past Five Years         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)    Secretary                Since 2000. Serves at       Secretary of PIM-USA; Senior   None
                                                     the discretion of the       Vice President - Legal of
                                                     Board.                      Pioneer; Secretary/Clerk of
                                                                                 most of PIM-USA's
                                                                                 subsidiaries; and Secretary
                                                                                 of all of the Pioneer Funds
                                                                                 since September 2003
                                                                                 (Assistant Secretary from
                                                                                 November 2000 to September
                                                                                 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)  Assistant Secretary      Since 2003. Serves at       Associate General Counsel of   None
                                                     the discretion of the       Pioneer since January 2008
                                                     Board.                      and Assistant Secretary of
                                                                                 all of the Pioneer Funds
                                                                                 since September 2003; Vice
                                                                                 President and Senior Counsel
                                                                                 of Pioneer from July 2002 to
                                                                                 December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)        Treasurer                Since 2008. Serves at       Vice President - Fund          None
                                                     the discretion of the       Accounting, Administration
                                                     Board.                      and Controller- ship
                                                                                 Services of Pioneer; and
                                                                                 Treasurer of all of the
                                                                                 Pioneer Funds since March
                                                                                 2008; Deputy Treasurer of
                                                                                 Pioneer from March 2004 to
                                                                                 February 2008; Assistant
                                                                                 Treasurer of all of the
                                                                                 Pioneer Funds from March
                                                                                 2004 to February 2008; and
                                                                                 Treasurer and Senior Vice
                                                                                 President, CDC IXIS Asset
                                                                                 Management Services, from
                                                                                 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)       Assistant Treasurer      Since 2000. Serves at       Assistant Vice President -     None
                                                     the discretion of the       Fund Accounting,
                                                     Board.                      Administration and
                                                                                 Controllership Services of
                                                                                 Pioneer; and Assistant
                                                                                 Treasurer of all of the
                                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)          Assistant Treasurer      Since 2002. Serves at       Fund Accounting Manager -      None
                                                     the discretion of the       Fund Accounting,
                                                     Board.                      Administration and
                                                                                 Controllership Services of
                                                                                 Pioneer; and Assistant
                                                                                 Treasurer of all of the
                                                                                 Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)       Assistant Treasurer      Since 2009. Serves at       Fund Administration Manager    None
                                                     the discretion of the       - Fund Accounting,
                                                     Board.                      Administration and
                                                                                 Controllership Services
                                                                                 since November 2008;
                                                                                 Assistant Treasurer of all
                                                                                 of the Pioneer Funds since
                                                                                 January 2009; and Client
                                                                                 Service Manager -
                                                                                 Institutional Investor
                                                                                 Services at State
------------------------------------------------------------------------------------------------------------------------------------


                                Pioneer Fund | Annual Report | 12/31/09       57

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held            Length of Service           Principal Occupation           Other Directorships
 Name and Age               with the Fund            and Term of Office          During Past Five Years         Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)      Chief Compliance         Since 2007. Serves at       Chief Compliance Officer of    None
                            Officer                  the discretion of the       Pioneer since December 2006
                                                     Board.                      and of all the Pioneer Funds
                                                                                 since January 2007; Vice
                                                                                 President and Compliance
                                                                                 Officer, MFS Investment
                                                                                 Management (August 2005 to
                                                                                 December 2006); Consultant,
                                                                                 Fidelity Investments
                                                                                 (February 2005 to July
                                                                                 2005); and Independent
                                                                                 Consultant (July 1997 to
                                                                                 February 2005)
------------------------------------------------------------------------------------------------------------------------------------


58    Pioneer Fund | Annual Report | 12/31/09

                           This page for your notes.


                                  Pioneer Fund | Annual Report | 12/31/09     59

                           This page for your notes.


60     Pioneer Fund | Annual Report | 12/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $38,200 in 2009 and $37,900 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal year ended December 31, 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2009 and $8,290 in 2008.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal year ended December 31, 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2009 and $8,290 in 2008.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.